Consolidated Statements of Profit or Loss - EUR (€)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue		€ 162,407	€ 420,167	€ 214,756
Cost of revenue – outside parties		(25,180)	(81,588)	(49,546)
Cost of revenue – related parties		(65,090)	(29,000)	(25,000)
General and administrative – outside parties		(1,152,873)	(286,669)	(135,217)
General and administrative – related parties		(146,000)	(30,000)	(15,000)
Total operating expenses		(1,389,143)	(427,257)	(224,763)
Operating losses		(1,226,736)	(7,090)	(10,007)
Other income (expenses)		4,869	(47,942)	21,118
Finance costs		(4,988)	(2,693)	(367)
Total other (expenses) income		(119)	(50,635)	20,751
(Loss) profit before income taxes		(1,226,855)	(57,725)	10,744
Provision for income taxes expenses			(29,331)	(8,236)
Net (loss) profit		(1,226,855)	(87,056)	2,508
Other comprehensive loss:
Foreign currency translation adjustments		26,773
Total comprehensive (loss) income		€ (1,200,082)	€ (87,056)	€ 2,508
Class A
Other comprehensive loss:
Basic weighted average shares outstanding (in Shares)	[1]	5,203,562	2,850,000	2,850,000
Basic (loss) earnings per share (in Euro per share)		€ (0.21)	€ (0.03)	€ 0
Class B
Other comprehensive loss:
Basic weighted average shares outstanding (in Shares)	[1]	709,301	100,000	100,000
Basic (loss) earnings per share (in Euro per share)		€ (0.21)	€ (0.03)	€ 0

[1]	The share amounts are presented on a retrospective basis for founder shares.